S-K 1602(c) Dilution	May 12, 2026 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.1)
Net Tangible Book Value, Amount of Dilution, per Share	8.13
Net Tangible Book Value, Adjusted, per Share	$ 1.87
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (136,730)
Net Tangible Book Value, Amount of Dilution | $	$ 76,200,000
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	1,323,529
Number of Shares Used, Adjustment | shares	7,500,000
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	$ 8.13
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.1)
Net Tangible Book Value, Amount of Dilution, per Share	(0.66)
Net Tangible Book Value, Adjusted, per Share	$ 10.66
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (136,730)
Net Tangible Book Value, Amount of Dilution | $	$ 76,200,000
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	1,323,529
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.66)
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 10.66
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (75,000,000)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	128,033
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	128,033
Deferred Underwriting discount [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(2,250,000)
Deferred Underwriting discount [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (2,250,000)
Ordinary shares offered and sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	7,500,000
Private placement shares [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	275,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	275,000
Ordinary shares redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(7,500,000)